Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill
Goodwill	$ 48,496
Goodwill arising from acquisitions during the year (Note 4)	17,214
Goodwill	65,710
Marketing Solutions
Goodwill
Goodwill	48,496
Goodwill arising from acquisitions during the year (Note 4)	1,125
Goodwill	49,621
Enterprise Solutions
Goodwill
Goodwill arising from acquisitions during the year (Note 4)	16,089
Goodwill	$ 16,089